Share capital and reserves (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve
Share capital and capital reserve

	As at December 31, 2020	As at December 31, 2019
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Issued and fully paid:
172,180,897 (December 31, 2019: 194,542,957) Ordinary Shares with nil nominal value	1,636.9	2,109.7
1,500,000 (December 31, 2019: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	1,647.5	2,120.3
Listing and share transaction costs	(27.0)	(24.9)
Total net share capital and capital reserve	1,620.5	2,095.4

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2018	174.2
Shares issued in the year	20.3
Balance at December 31, 2019	194.5
Shares issued in the year	7.6
Shares repurchased in the year	(29.9)
Balance at December 31, 2020	172.2

Summary of Listing and Share Transaction Costs

€m
At December 31, 2018	13.8
Share transaction costs	11.1
At December 31, 2019	24.9
Share transaction costs	2.1
At December 31, 2020	27.0